Credit facilities	6 Months Ended
Mar. 31, 2026
Credit Facilities
Credit facilities

Note 9 – Credit facilities

Short-term loans – banks

Outstanding balances on short-term bank loans consist of the following as of March 31, 2026:

Bank Name	Maturities	Interest Rate	Collateral/Guarantee	Amount
				(Unaudited)
Bank of China	November 24, 2026	3.00%	Ke Chen and Jinshan Yao acted as co-borrower	$724,847
Bank of China	November 20, 2026	3.00%	Ke Chen and Jinshan Yao acted as co-borrower	434,909
Bank of Chengdu	December 7, 2026	3.20%	Guaranteed by Ke Chen and Jinshan Yao	724,848
Industrial and Commercial Bank of China	July 27, 2026	3.10%	Guaranteed by Chengdu Tiantou Financing Guarantee Co., Ltd.	501,595
Industrial and Commercial Bank of China	July 30, 2026	3.10%	Guaranteed by Chengdu Tiantou Financing Guarantee Co., Ltd.	72,485
Total				$2,458,684

Outstanding balances on short-term bank loans consist of the following as of September 30, 2025:

Bank Name	Maturities	Interest Rate	Collateral/Guarantee	Amount

Bank of China	November 24 2025 (Fully repaid in November 2025)	3.10%	No collateral or guarantee	$702,345
Bank of China	November 20, 2025 (Fully repaid in November 2025)	3.10%	No collateral or guarantee	421,408
Bank of Chengdu	December 2, 2025 (Fully repaid in December 2025)	3.60%	Guaranteed by Ke Chen and Jinshan Yao	153,111
Bank of Chengdu	December 9, 2025 (Fully repaid in December 2025)	3.60%	Guaranteed by Ke Chen and Jinshan Yao	421,408
Industrial and Commercial Bank of China	July 27, 2026	3.10%	Guaranteed by Chengdu Tiantou Financing Guarantee Co., Ltd.	486,023
Industrial and Commercial Bank of China	July 30, 2026	3.10%	Guaranteed by Chengdu Tiantou Financing Guarantee Co., Ltd.	70,235
Total				$2,254,530

 Long-term loans – banks

Outstanding balances on long-term bank loans consist of the following as of March 31, 2026:

Bank Name	Maturities	Interest Rate	Collateral/Guarantee	Amount
				(Unaudited)
Weizhong Bank	December 23, 2026	10.44%	Guaranteed by Ke Chen	$124,260
Weizhong Bank	November 23, 2027	10.99%	Guaranteed by Ke Chen and Mianyang Xinxing Financing Guarantee Co., Ltd.	138,066
Bank of Chengdu	December 21, 2027	3.20%	Guaranteed by Ke Chen and Jinshan Yao and pledged by a real estate property owned by Jinshan Yao and Ke Chen	405,915
				$668,241

Outstanding balances on long-term bank loans consist of the following as of September 30, 2025:

Bank Name	Maturities	Interest Rate	Collateral/Guarantee	Amount

Weizhong Bank	December 23, 2026	10.44%	Guaranteed by Ke Chen	$200,670
Bank of Chengdu	December 20, 2025 (Fully repaid in December 2025)	4.00%	Guaranteed by Ke Chen and Jinshan Yao and pledged by two real estate properties owned by Ke Chen, Jinshan Yao and Ke Chen’s immediate family	561,877
Total				$762,547

Long-term loans – a third party

Outstanding balances on long-term third-party loans consist of the following as of March 31, 2026:

Bank Name	Maturities	Interest Rate	Collateral/Guarantee	Amount
				(Unaudited)
Huaneng Guicheng Trust	December 23, 2026	10.44%	Guaranteed by Ke Chen	$62,130

Outstanding balances on long-term third-party loans consist of the following as of September 30, 2025:

Bank Name	Maturities	Interest Rate	Collateral/Guarantee	Amount

Huaneng Guicheng Trust	December 23, 2026	10.44%	Guaranteed by Ke Chen	$100,335

Interest expense pertaining to the above loans for the six months ended March 31, 2026 and 2025 amounted to $60,988 and $57,566, respectively.